Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2016
Short-term Borrowings

Short-term borrowings at March 31, 2015 and 2016 consist of the following:

	Yen in millions
	March 31,
	2015	2016
Loans, principally from banks, with a weighted-average interest at March 31, 2015 and March 31, 2016 of 2.83% and of 2.05% per annum, respectively	1,167,792	1,068,417
Commercial paper with a weighted-average interest at March 31, 2015 and March 31, 2016 of 0.41% and of 0.71% per annum, respectively	3,880,396	3,629,717

	5,048,188	4,698,134

Long-term Debt

Long-term debt at March 31, 2015 and 2016 comprises the following:

	Yen in millions
	March 31,
	2015	2016
Unsecured loans, representing obligations principally to banks, due 2015 to 2029 in 2015 and due 2016 to 2035 in 2016 with a weighted-average interest at March 31, 2015 and March 31, 2016 of 2.36% and of 2.24% per annum, respectively	3,712,598	3,403,347
Secured loans, representing obligations principally to finance receivables securitization due 2015 to 2030 in 2015 and due 2016 to 2030 in 2016 with a weighted-average interest at March 31, 2015 and March 31, 2016 of 0.95% and of 1.11% per annum, respectively	1,594,489	1,909,830
Medium-term notes of consolidated subsidiaries, due 2015 to 2047 in 2015 and due 2016 to 2047 in 2016 with a weighted-average interest at March 31, 2015 and March 31, 2016 of 2.19% and of 2.05% per annum, respectively	6,740,355	6,409,141
Unsecured notes of parent company, due 2015 to 2024 in 2015 and due 2016 to 2024 in 2016 with a weighted-average interest at March 31, 2015 and March 31, 2016 of 1.34% and of 1.43% per annum, respectively	380,000	350,000
Unsecured notes of consolidated subsidiaries, due 2015 to 2032 in 2015 and due 2016 to 2031 in 2016 with a weighted-average interest at March 31, 2015 and March 31, 2016 of 2.49% and of 2.30% per annum, respectively	1,469,218	1,467,199
Secured notes of consolidated subsidiaries, due 2016 to 2018 in 2015 and due 2016 to 2019 in 2016 with a weighted-average interest at March 31, 2015 and March 31, 2016 of 8.95% and of 8.58% per annum, respectively	13,580	34,000
Long-term capital lease obligations, due 2015 to 2030 in 2015 and due 2016 to 2035 in 2016 with interest ranging from 0.50% to 14.73% per annum in 2015 and from 0.23% to 14.73% per annum in 2016	19,459	21,502

	13,929,699	13,595,019
Less - Current portion due within one year	(3,915,304)	(3,822,954)

	10,014,395	9,772,065

Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions
2017	3,822,954
2018	2,803,663
2019	2,605,601
2020	1,924,979
2021	1,218,586